SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Revenues from external customers	$ 11,796	$ 23,546	$ 26,225
Depreciation and amortization	(3,954)	(1,334)	(1,018)
Segment loss before tax	$ (3,098)	$ 3,846	$ (7,565)
Segment gross profit margin	(26.00%)	16.00%	(29.00%)
Media Network
Segment Reporting Information [Line Items]
Revenues from external customers	$ 9,192	$ 23,546	$ 26,225
Depreciation and amortization	(1,191)	(1,334)	(1,018)
Segment loss before tax	$ (2,822)	$ 3,846	$ (7,565)
Segment gross profit margin	(31.00%)	16.00%	(29.00%)
Cryptocurrency mining
Segment Reporting Information [Line Items]
Revenues from external customers	$ 2,604	$ 0	$ 0
Depreciation and amortization	(2,763)	0	0
Segment loss before tax	$ (276)	$ 0	$ 0
Segment gross profit margin	(11.00%)	0.00%	0.00%
Other
Segment Reporting Information [Line Items]
Revenues from external customers	$ 0	$ 0	$ 0
Depreciation and amortization	0	0	0
Segment loss before tax	$ 0	$ 0	$ 0
Segment gross profit margin	0.00%	0.00%	0.00%
Subtotal
Segment Reporting Information [Line Items]
Revenues from external customers	$ 11,796	$ 23,546	$ 26,225
Depreciation and amortization	(3,954)	(1,334)	(1,018)
Segment loss before tax	$ (3,098)	$ 3,846	$ (7,565)
Segment gross profit margin	(26.00%)	16.00%	(29.00%)